Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 69,280,076.58
Total Fee Amount	9,567.58
Total Offset Amount	0.00
Net Fee	$ 9,567.58
Offering Table N/A
Offset Table N/A	N/A